PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	$ 28,587	$ 25,317
Less - accumulated depreciation	(18,770)	(16,072)
Property, plant and equipment, net	9,817	9,245
Depreciation and amortization expenses	2,698	2,458	$ 2,535
Computers, software and electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	6,086	4,101
Office, furniture and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	2,225	1,854
Molds and others
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	3,231	2,778
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	$ 17,045	$ 16,584